FAIR VALUE OF FINANCIAL INSTRUMENTS (10K) - Fair value of the company financial instruments that are required to be measured at fair value (Parentheticals) (Details) - $ / shares shares in Millions	Jun. 30, 2016	Jun. 30, 2015
Fair Value Disclosures [Abstract]
Exercise price of warrants per share	$ 2.6058	$ 2.6058
Number of common stock called by warrants	2.2	3.9